UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-00032

Fundamental Investors, Inc.
(Exact name of registrant as specified in charter)

P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(Address of principal executive offices)

Registrant's telephone number, including area code: (415) 421-9360

Date of fiscal year end: December 31

Date of reporting period: June 30, 2007

Patrick F. Quan
Capital Research and Management Company
P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(Name and address of agent for service)

Copies to:
Michael Glazer
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street, 25th Floor
Los Angeles, California 90071
(Counsel for the registrant)

ITEM 1 – Reports to Stockholders

[logo - American Funds®]

The right choice for the long term®

Fundamental Investors

[photo - rope around a mooring bit]
Semi-annual report for the six months ended June 30, 2007

Fundamental InvestorsSM seeks long-term growth of capital and income primarily through investments in common stocks.

This fund is one of the 30 American Funds. American Funds ranks among the nation’s three largest mutual fund families. For 75 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Figures shown are past results for Class A shares and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity. For current information and month-end results, visit americanfunds.com. Fund results shown, unless otherwise indicated, are at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended June 30, 2007:

Class A shares	1 year	5 years	10 years
Reflecting 5.75% maximum sales charge	+14.77%	+13.10%	+9.94%

The total annual fund operating expense ratio for Class A shares as of the most recent fiscal year-end was 0.61%. This figure does not reflect a fee waiver currently in effect; therefore, the actual expense ratio is lower.

The fund’s investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased it to 10% on April 1, 2005. Fund results shown reflect actual expenses, with the waiver applied. Fund results would have been lower without the waiver. Please see the Financial Highlights table on pages 22 to 25 for details.

The fund’s 30-day yield for Class A shares as of July 31, 2007, calculated in accordance with the Securities and Exchange Commission formula, was 1.36% (1.33% without the fee waiver). The fund’s distribution rate for Class A shares as of that date was 1.23%. Both reflect the 5.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

Results for other share classes can be found on page 5.

Investing outside the United States is subject to additional risks, such as currency fluctuations and political instability, which are detailed in the fund’s prospectus.

Fellow shareholders:

[photo - rope around a mooring bit]
For the six months ended June 30, 2007, shares of Fundamental Investors gained 11.2%. This return includes reinvestment of a 6.2 cents a share capital gain distribution and regular quarterly dividends totaling 24 cents a share.

The fund’s results significantly outpaced those of its primary benchmark, the unmanaged Standard & Poor’s 500 Composite Index, which gained 7.0%. Fundamental Investors’ return also surpassed the 7.9% figure for the Lipper Growth and Income Funds Index, a measure of the fund’s peer group.

Though Fundamental Investors is focused primarily on the United States, we are able to invest up to 30% of assets outside the U.S. and Canada. During this period, the fund’s return exceeded that of the unmanaged MSCI World Index, a gauge of stock markets in 23 countries, which gained 9.5%.

While short-term results were solid, we always take care to place greater emphasis on the long term. By this measure, Fundamental Investors has provided similarly strong returns for shareholders, besting the S&P 500 and Lipper for all the time periods shown in the table below.

[Begin Sidebar]
Class A share results at a glance
For periods ended June 30, 2007, with all distributions reinvested.

	Total returns	Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime*

Fundamental Investors	+11.2%	+21.8%	+14.4%	+10.6%	+14.4%
Lipper Growth and Income Funds Index	+7.9	+19.8	+11.2	+7.2	+12.5

MSCI World Index†	+9.5	+24.2	+14.5	+7.5	+12.3
Standard & Poor’s 500 Composite Index†	+7.0	+20.6	+10.7	+7.1	+13.2

*Since Capital Research and Management Company began managing the fund on August 1, 1978.
†Unmanaged.
[End Sidebar]

Strength at home, strength abroad

For the six months, the U.S. market recorded healthy gains fueled by strong corporate earnings, robust mergers and acquisitions activity, and generally positive growth, employment and inflation data. The first quarter was a roller coaster in which stocks finished relatively flat, but equities shrugged off fears about the shaky subprime mortgage market to surge during April and May. Some of the jitters returned in June, however, as rising rates and the near collapse of a pair of hedge funds renewed concerns about liquidity and risk in the credit markets.

Robust global economic growth continued to drive stock markets higher worldwide. The European economy was particularly strong as evidenced by the euro zone’s unemployment rate dropping to a record low in February. Japan’s relatively muted economic growth was reflected in its more modest stock market gains.

Currency results had a mixed effect on portfolio returns. The U.S. dollar appreciated against the Japanese yen, was relatively flat against the Swiss franc and lost ground to the euro and British pound. Returns for Fundamental Investors’ Canadian holdings — the fund’s largest non-U.S. country concentration — were helped by the greenback’s significant slide against the Canadian dollar.

[Begin Sidebar]
Fundamental Investors’ 10 largest holdings

Company	Country	Percent of net assets

Suncor Energy	Canada	3.6%
Nokia	Finland	1.9
Microsoft	United States	1.8
Altria Group	United States	1.7
Deere	United States	1.5
Merck	United States	1.4
Roche Holding	Switzerland	1.4
Texas Instruments	United States	1.3
AT&T	United States	1.2
Lowe’s Companies	United States	1.2
[End Sidebar]

Well positioned for global growth

Fundamental Investors’ portfolio has continued to benefit from ongoing global infrastructure expansion and the accompanying growth in natural resource consumption.

Stocks of machinery companies rose sharply for the six months. Global growth has been benefiting companies that sell the machines and components used in building infrastructure and extracting and processing commodities used in these construction projects. Sizable fund holdings Mitsubishi Heavy Industries (+40.7%), Caterpillar (+27.7%) and Parker-Hannifin (+27.4%) all saw significant rises in their share prices.

The fund’s energy holdings were also major contributors to results, just as they have been for the last few years. As global demand for energy continues to press up against the industry’s capacity to supply it, commodity prices remain high and so do the profits of most producers. Among the fund’s larger holdings, Consol Energy (+43.5%) and Norsk Hydro (+24.0%) were up sharply, while Occidental Petroleum (+18.5%), Royal Dutch Shell (+14.7%), Chevron (+14.6%) and Suncor Energy (+14.7%) — the fund’s largest holding — recorded more modest, but still hefty, gains. Lukoil (–13.7%), however, finished well into negative territory, dragged down by the perception that political risk in Russia — the company’s country of domicile — had increased.

Agricultural trends boost results

Agricultural trends helped boost results for holdings across a variety of sectors. During the past year, a global surge in demand for biofuels like ethanol, combined with low grain inventories and rising Asian demand, caused corn and soybean prices to rise sharply. Farmers looking to keep pace with demand and maximize profit sought to boost production and used massive amounts of seeds, fertilizer and crop protection chemicals to do so.

Fertilizer manufacturers Mosaic (+82.7%) and Potash Corp. (+63.0%) saw their shares jump in response to the trend. Among producers of seeds and crop protection chemicals, Bayer (+41.2%) appreciated strongly, while gains for DuPont (+4.4%) and Syngenta (+4.8%) were more modest.

Agricultural equipment manufacturer Deere (+27.0%), a longtime fund holding, benefited as farmers used profits from elevated grain prices to step up equipment purchases. One less obvious beneficiary was railroad operator Union Pacific (+25.1%), which enjoyed robust business in transporting many agricultural commodities to the export market.

Beyond the trends

While the aforementioned sectors were particularly strong, our company-by-company approach to investing meant that results were built on a broad foundation, with large holdings from many industries making significant contributions. Top 10 holdings Nokia (+37.9%), Texas Instruments (+30.7%), AT&T (+16.7%) and pharmaceutical giant Merck (+14.2%) all posted large gains.

Some of the fund’s other sizable positions, however, experienced drops in their share prices. Home improvement retailer Lowe’s (–1.5%), Microsoft (–1.3%) and pharmaceutical manufacturer Roche (–1.1%) — all top 10 holdings — slipped. Other large positions decreasing in price were Starbucks (–25.9%), Freddie Mac (–10.6%) and Citigroup (–7.9%).

In general, we did not make major changes to the portfolio, but rather added selectively. Included among new positions we built were European aerospace companies EADS (parent of Airbus) and Finmeccanica, search giant Yahoo!, electric equipment producer Schneider Electric and pharmaceutical manufacturer Shire.

Looking ahead

Looking ahead, we believe the global economy is sound and that the portfolio is well-positioned to benefit from continued worldwide growth.

Notwithstanding our overall optimism, we do maintain concerns about housing weakness and the possibility of continuing problems within the U.S. subprime mortgage market. Even during periods when results are strong, such potential trouble spots keep us focused on managing risk for shareholders. We do this by maintaining a commitment to bottom-up research and a company-by-company approach to building the fund’s portfolio.

We thank you for your commitment to long-term investing.

Sincerely,

/s/ James F. Rothenberg	/s/ Dina N. Perry
James F. Rothenberg	Dina N. Perry
Vice Chairman	President

August 6, 2007

For current information about the fund, visit americanfunds.com.

Other share class results

Class B, Class C, Class F and Class 529

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended June 30, 2007:

	1 year	5 years	Life of class
Class B shares— first sold 3/15/00
Reflecting applicable contingent deferred sales charge (CDSC), maximum of 5%, payable only if shares are sold within six years of purchase	+15.85%	+13.33%	+7.04%
Not reflecting CDSC	+20.85%	+13.57%	+7.04%

Class C shares — first sold 3/15/01
Reflecting CDSC, maximum of 1%, payable only if shares are sold within one year of purchase	+19.76%	+13.49%	+8.73%
Not reflecting CDSC	+20.76%	+13.49%	+8.73%

Class F shares* — first sold 3/15/01
Not reflecting annual asset-based fee charged by sponsoring firm	+21.76%	+14.40%	+9.60%

Class 529-A shares†— first sold 2/15/02
Reflecting 5.75% maximum sales charge	+14.70%	+13.02%	+11.27%
Not reflecting maximum sales charge	+21.71%	+14.37%	+12.51%

Class 529-B shares†— first sold 2/19/02
Reflecting applicable CDSC, maximum of 5%, payable only if shares are sold within six years of purchase	+15.67%	+13.15%	+11.81%
Not reflecting CDSC	+20.67%	+13.40%	+11.92%

Class 529-C shares†— first sold 2/15/02
Reflecting CDSC, maximum of 1%, payable only if shares are sold within one year of purchase	+19.68%	+13.40%	+11.56%
Not reflecting CDSC	+20.68%	+13.40%	+11.56%

Class 529-E shares*†— first sold 3/7/02	+21.29%	+13.98%	+11.10%

Class 529-F shares*†— first sold 9/23/02
Not reflecting annual asset-based fee charged by sponsoring firm	+21.91%	—	+19.60%

*These shares are sold without any initial or contingent deferred sales charge.
† Results shown do not reflect the $10 initial account setup fee and an annual $10 account maintenance fee.

The fund’s investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased it to 10% on April 1, 2005. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on pages 22 to 25 for details that include expense ratios for all share classes.

For information regarding the differences among the various share classes, please refer to the fund’s prospectus.

Summary investment portfolio	June 30, 2007

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund's principal holdings. For details on how to obtain a complete schedule of portfolio holdings, please see the inside back cover.

[pie chart]
Industry sector diversification (percent of net assets)

Energy	14.10%
Information technology	12.70%
Health care	10.11%
Financials	9.99%
Convertible securities	0.02%
Industries	14.71%
Other industries	34.17%
Short-term securities & other assets less liabilities	4.20%
[end pie chart]

Country diversification (percent of net assets)

United States	65.97%
Euro zone*	10.47
Canada	5.95
Japan	4.06
United Kingdom	3.55
Switzerland	2.24
Other countries	3.56
Bonds, short-term securities & other assets less liabilities	4.20

*Countries using the euro as a common currency; those represented in the fund's portfolio are Belgium, Finland, France, Germany, Ireland, Italy and the Netherlands.

		Market	Percent
		value	of net
Common stocks - 95.78%	Shares	(000)	assets

Industrials - 14.71%
Deere & Co.	5,660,000	$ 683,388	1.47%
General Electric Co.	14,750,000	564,630	1.21
Union Pacific Corp.	3,700,000	426,055.91
Caterpillar Inc.	5,400,000	422,820.91
Boeing Co.	3,800,000	365,408.78
Northrop Grumman Corp.	4,166,243	324,425.70
Deutsche Post AG (1)	8,945,000	290,640.62
Emerson Electric Co.	6,000,000	280,800.60
General Dynamics Corp.	3,545,800	277,353.59
Other securities		3,227,502	6.92
		6,863,021	14.71

Energy - 14.10%
Suncor Energy Inc.	18,386,434	1,662,767	3.57
Norsk Hydro ASA (1)	10,840,000	416,759
Norsk Hydro ASA (ADR)	3,500,000	133,945	1.18
Royal Dutch Shell PLC, Class A (ADR)	6,370,000	517,244	1.11
Baker Hughes Inc.	5,128,000	431,419.93
CONSOL Energy Inc. (2)	7,400,000	341,214.73
Occidental Petroleum Corp.	5,734,244	331,898.71
Chevron Corp.	3,285,674	276,785.59
Other securities		2,462,821	5.28
		6,574,852	14.10

Information technology - 12.70%
Nokia Corp. (1)	18,900,000	531,345
Nokia Corp. (ADR)	11,987,000	336,955	1.86
Microsoft Corp.	28,200,000	831,054	1.78
Texas Instruments Inc.	15,808,024	594,856	1.28
Oracle Corp. (3)	28,050,000	552,865	1.18
International Business Machines Corp.	3,000,000	315,750.68
Other securities		2,762,009	5.92
		5,924,834	12.70

Health care - 10.11%
Merck & Co., Inc.	13,400,000	667,320	1.43
Roche Holding AG (1)	3,575,000	634,181	1.36
Eli Lilly and Co.	7,470,000	417,424.89
Medtronic, Inc.	6,615,200	343,064.74
Wyeth	5,700,000	326,838.70
Abbott Laboratories	5,960,000	319,158.68
Bristol-Myers Squibb Co.	9,350,000	295,086.63
Schering-Plough Corp.	9,000,000	273,960.59
Other securities		1,440,064	3.09
		4,717,095	10.11

Financials - 9.99%
Fannie Mae	8,517,800	556,468	1.19
Citigroup Inc.	8,905,000	456,737.98
Freddie Mac	6,790,000	412,153.88
Washington Mutual, Inc.	8,580,000	365,851.79
Allied Irish Banks, PLC (1)	11,800,000	320,787.69
Other securities		2,548,699	5.46
		4,660,695	9.99

Materials - 9.98%
Syngenta AG (1)	2,117,750	412,919.89
Mosaic Co. (3)	10,500,000	409,710.88
Rohm and Haas Co.	7,435,600	406,579.87
Weyerhaeuser Co.	3,583,000	282,806.61
Bayer AG (1)	3,688,000	279,403.60
Alcoa Inc.	6,823,000	276,536.59
Other securities		2,586,430	5.54
		4,654,383	9.98

Consumer discretionary - 7.90%
Lowe's Companies, Inc.	18,610,000	571,141	1.22
Target Corp.	7,490,000	476,364	1.02
Johnson Controls, Inc.	2,500,000	289,425.62
Other securities		2,350,162	5.04
		3,687,092	7.90

Consumer staples - 6.56%
Altria Group, Inc.	11,124,800	780,293	1.67
Coca-Cola Co.	9,100,000	476,021	1.02
PepsiCo, Inc.	4,300,000	278,855.60
Other securities		1,525,282	3.27
		3,060,451	6.56

Telecommunication services - 4.75%
AT&T Inc.	13,912,500	577,369	1.24
KDDI Corp. (1)	69,028	511,213	1.10
Verizon Communications Inc.	7,950,000	327,301.70
Other securities		797,410	1.71
		2,213,293	4.75

Utilities - 3.38%
Questar Corp.	6,000,000	317,100.68
Other securities		1,258,477	2.70
		1,575,577	3.38

MISCELLANEOUS - 1.60%
Other common stocks in initial period of acquisition		746,427	1.60

Total common stocks (cost: $31,006,483,000)		44,677,720	95.78

Convertible securities - 0.02%

Information Technology - 0.02%
Other securities		11,763.02

Total convertible securities (cost: $7,010,000)		11,763.02

	Principal
	amount
Short-term securities - 3.98%	(000)

Coca-Cola Co. 5.18%-5.21% due 7/16-9/17/2007 (2)	112,200	111,336
Atlantic Industries 5.20% due 7/13/2007 (2)	20,956	20,916.28
CAFCO, LLC 5.23%-5.28% due 8/20-9/21/2007 (2)	51,100	50,668
Citigroup Funding Inc. 5.24% due 7/9/2007	50,000	49,936
Ciesco LLC 5.27% due 8/17/2007 (2) (4)	18,000	17,873.26
AT&T Inc. 5.25%-5.26% due 8/23-8/29/2007 (2)	75,000	74,378.16
Freddie Mac 5.12%-5.125% due 7/30-8/13/2007	54,808	54,575.12
Fannie Mae 5.155% due 8/10/2007	43,200	42,940.09
Edison Asset Securitization LLC 5.23%-5.24% due 7/23-9/4/2007 (2)	38,900	38,682.08
Other securities		1,395,725	2.99

Total short-term securities (cost: $1,856,848,000)		1,857,029	3.98

Total investment securities (cost: $32,870,341,000)		46,546,512	99.78
Other assets less liabilities		100,768.22

Net assets		$46,647,280	100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.
"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares of that company. Further details on such holdings and related transactions during the six months ended June 30, 2007, appear below.

Company	Beginning shares	Purchases	Sales	Ending shares	Dividend income (000)	Market value of affiliate at 6/30/2007 (000)
Comverse Technology, Inc. (3) (5)	-	13,130,000	5,006,130	8,123,870	-	-

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
(1) Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $9,669,383,000.
(2) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities, including those in "Other securities" in the summary investment portfolio, was $1,720,488,000, which represented 3.69% of the net assets of the fund.
(3) Security did not produce income during the last 12 months.
(4) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.
(5) Unaffiliated issuer at 6/30/2007.

ADR = American Depositary Receipts

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities at June 30, 2007			unaudited
(dollars and shares in thousands, except per-share amounts)

Assets:
Investment securities at market (cost: $32,870,341)			$46,546,512
Cash denominated in non-U.S. currencies (cost: $459)			459
Cash			68
Receivables for:
Sales of investments		$78,753
Sales of fund's shares		144,728
Dividends and interest		58,851	282,332
			46,829,371
Liabilities:
Payables for:
Purchases of investments		107,604
Repurchases of fund's shares		44,849
Investment advisory services		8,728
Services provided by affiliates		15,315
Deferred directors' compensation		2,435
Other		3,160	182,091
Net assets at June 30, 2007			$46,647,280

Net assets consist of:
Capital paid in on shares of capital stock			$31,639,704
Undistributed net investment income			223,387
Undistributed net realized gain			1,110,846
Net unrealized appreciation			13,673,343
Net assets at June 30, 2007			$46,647,280

Total authorized capital stock - 1,500,000 shares, $1.00 par value (1,055,732 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share*

Class A	$37,168,124	840,927	$44.20
Class B	1,620,931	36,757	44.10
Class C	1,787,456	40,574	44.05
Class F	2,518,197	56,999	44.18
Class 529-A	548,812	12,426	44.17
Class 529-B	73,818	1,672	44.15
Class 529-C	168,191	3,810	44.14
Class 529-E	25,797	584	44.14
Class 529-F	15,728	356	44.14
Class R-1	36,659	832	44.07
Class R-2	406,648	9,232	44.05
Class R-3	864,620	19,594	44.13
Class R-4	676,018	15,316	44.14
Class R-5	736,281	16,653	44.21
(*) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Class A and 529-A, for which the maximum offering prices per share were $46.90 and $46.86, respectively.

See Notes to Financial Statements

Statement of operations for the six months ended June 30. 2007			unaudited
		(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $17,025)		$416,601
Interest		57,852	$474,453

Fees and expenses(*):
Investment advisory services		54,084
Distribution services		65,162
Transfer agent services		15,604
Administrative services		5,018
Reports to shareholders		813
Registration statement and prospectus		1,022
Postage, stationery and supplies		1,621
Directors' compensation		486
Auditing and legal		26
Custodian		573
State and local taxes		1
Other		123
Total fees and expenses before reimbursements/waivers		144,533
Less reimbursements/waivers of fees and expenses:
Investment advisory services		5,408
Administrative services		70
Total fees and expenses after reimbursements/waivers			139,055
Net investment income			335,398

Net realized gain and unrealized appreciation on investments and non-U.S. currency:
Net realized gain (loss) on:
Investments (including $6,704 net gain from affiliate)		1,122,614
Non-U.S. currency transactions		(1,139)	1,121,475
Net unrealized appreciation (depreciation) on:
Investments		3,084,517
Non-U.S. currency translations		(99)	3,084,418
Net realized gain and unrealized appreciation on investments
and non-U.S. currency			4,205,893
Net increase in net assets resulting from operations			$4,541,291

(*) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets		(dollars in thousands)

		Six months	Year ended
		ended June 30,	December 31,
		2007*	2006
Operations:
Net investment income		$335,398	$515,580
Net realized gain on investments and non-U.S.
currency transactions		1,121,475	1,740,056
Net unrealized appreciation on investments and
non-U.S. currency translations		3,084,418	3,593,171
Net increase in net assets resulting from operations		4,541,291	5,848,807

Dividends and distributions paid to shareholders:
Dividends from net investment income and non-U.S. currency gain		(229,260)	(473,267)
Distributions from net realized gain on investments		(62,103)	(1,471,900)
Total dividends and distributions paid to shareholders		(291,363)	(1,945,167)

Net capital share transactions		3,209,411	7,151,659

Total increase in net assets		7,459,339	11,055,299

Net assets:
Beginning of period		39,187,941	28,132,642
End of period (including undistributed net investment
income: $223,387 and $117,249, respectively)		$46,647,280	$39,187,941

*Unaudited.

See Notes to Financial Statements

Notes to financial statements	unaudited

1.	Organization and significant accounting policies

Organization– Fundamental Investors, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks long-term growth of capital and income primarily through investments in common stocks.

The fund offers 14 share classes consisting of four retail share classes, five 529 college savings plan share classes and five retirement plan share classes. The 529 college savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Class B and 529-B	None	Declines from 5% to 0% for redemptions within six years of purchase	Class B and 529-B convert to Class A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Class F and 529-F	None	None	None
Class R-1, R-2, R-3, R-4 and R-5	None	None	None

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies– The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

Security valuation– Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under procedures adopted by authority of the fund's board of directors. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

Security transactions and related investment income– Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders– Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

Non-U.S. currency translation– Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.

2.	Non-U.S. investments

Investment risk – The risks of investing in securities of non-U.S. issuers may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

Taxation– Dividend and interest income is recorded net of non-U.S. taxes paid. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities. For the six months ended June 30, 2007, there were no non-U.S. taxes paid on realized gains. As of June 30, 2007, non-U.S. taxes provided on unrealized gains were $2,862,000.

3. Federal income taxation and distributions

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

The fund adopted the provisions of Financial Accounting Standards Board Interpretation No. 48 (“FIN 48”), Accounting for Uncertainty in Income Taxes, on June 29, 2007. The implementation of FIN 48 resulted in no material liability for unrecognized tax benefits and no material change to the beginning net asset value of the fund.

As of and during the period ended June 30, 2007, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2003, by state tax authorities for tax years before 2002 and by non-U.S. tax authorities for tax years before 2005.

Distributions– Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses; short-term capital gains and losses; and capital losses related to sales of certain securities within 30 days of purchase. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of December 31, 2006, the fund had tax basis undistributed ordinary income of $120,074,000, non-U.S. currency loss deferrals (realized during the period November 1, 2006, through December 31, 2006) of $778,000 and an undistributed long-term capital gain of $61,925,000.

As of June 30, 2007, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows:

(dollars in thousands)
Gross unrealized appreciation on investment securities	$13,912,142
Gross unrealized depreciation on investment securities	(244,534)
Net unrealized appreciation on investment securities	13,667,608
Cost of investment securities	32,878,904

The tax character of distributions paid to shareholders was as follows (dollars in thousands):

	Six months ended June 30, 2007			Year ended December 31, 2006
	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Share class
Class A	$197,751	$50,523	$248,274	$415,933	$1,209,190	$1,625,123
Class B	2,978	2,215	5,193	8,802	53,464	62,266
Class C	2,662	2,250	4,912	7,248	51,882	59,130
Class F	12,265	3,017	15,282	18,703	68,161	86,864
Class 529-A	2,608	678	3,286	4,668	15,407	20,075
Class 529-B	94	96	190	294	2,243	2,537
Class 529-C	204	208	412	603	4,713	5,316
Class 529-E	90	34	124	180	752	932
Class 529-F	84	19	103	130	417	547
Class R-1	52	50	102	113	882	995
Class R-2	578	485	1,063	1,503	10,912	12,415
Class R-3	2,778	956	3,734	4,196	19,585	23,781
Class R-4	3,121	793	3,914	4,339	16,233	20,572
Class R-5	3,995	779	4,774	6,555	18,059	24,614
Total	$229,260	$62,103	$291,363	$473,267	$1,471,900	$1,945,167

4. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Service Company SM ("AFS"), the fund’s transfer agent, and American Funds Distributors, SM Inc. ("AFD"), the principal underwriter of the fund’s shares.

Investment advisory services– The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.390% on the first $1 billion of daily net assets and decreasing to 0.234% on such assets in excess of $44 billion. CRMC is currently waiving 10% of investment advisory services fees. During the six months ended June 30, 2007, total investment advisory services fees waived by CRMC were $5,408,000. As a result, the fee shown on the accompanying financial statements of $54,084,000, which was equivalent to an annualized rate of 0.255%, was reduced to $48,676,000, or 0.230% of average daily net assets.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the board of directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted on the following page. In some cases, the board of directors has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A, the board of directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of June 30, 2007, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Class B and 529-B	1.00	1.00
Class C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class 529-E and R-3	0.50	0.75
Class F, 529-F and R-4	0.25	0.50

Transfer agent services– The fund has a transfer agent agreement with AFS for Class A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

Administrative services – The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Class A and B. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. CRMC has agreed to pay AFS on the fund's behalf for a portion of the transfer agent services fees for some of the retirement plan share classes. For the six months ended June 30, 2007, the total administrative services fees paid by CRMC were $1,000 and $69,000 for Class R-1 and R-2, respectively. Administrative services fees are presented gross of any payments made by CRMC. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the 529 college savings plan. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described on the previous page for the six months ended June 30, 2007, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services
			CRMC administrative services	Transfer agent services	Commonwealth of Virginia administrative services
Class A	$41,722	$14,951	Not applicable	Not applicable	Not applicable
Class B	7,494	653	Not applicable	Not applicable	Not applicable
Class C	7,823	Included in administrative services	$1,068	$109	Not applicable
Class F	2,658		852	84	Not applicable
Class 529-A	458		224	26	$238
Class 529-B	330		31	6	33
Class 529-C	727		68	11	73
Class 529-E	57		11	1	12
Class 529-F	-		6	1	6
Class R-1	155		18	10	Not applicable
Class R-2	1,295		243	530	Not applicable
Class R-3	1,739		479	206	Not applicable
Class R-4	704		371	12	Not applicable
Class R-5	Not applicable		282	7	Not applicable
Total	$65,162	$15,604	$3,653	$1,003	$362

Deferred directors’ compensation– Since the adoption of the deferred compensation plan in 1993, directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors’ compensation of $486,000, shown on the accompanying financial statements, includes $226,000 in current fees (either paid in cash or deferred) and a net increase of $260,000 in the value of the deferred amounts.

Affiliated officers and directors – Officers and certain directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or directors received any compensation directly from the fund.

5. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class	Sales(*)		Reinvestments of dividends and distributions		Repurchases(*)		Net increase
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2007
Class A	$3,291,240	78,880	$236,172	5,577	$(1,977,265)	(47,237)	$1,550,147	37,220
Class B	126,966	3,044	5,011	120	(77,719)	(1,862)	54,258	1,302
Class C	339,852	8,161	4,726	113	(94,400)	(2,266)	250,178	6,008
Class F	651,755	15,543	13,056	308	(174,805)	(4,185)	490,006	11,666
Class 529-A	94,970	2,279	3,286	78	(11,743)	(280)	86,513	2,077
Class 529-B	8,463	203	189	4	(1,261)	(30)	7,391	177
Class 529-C	31,574	757	412	10	(4,786)	(115)	27,200	652
Class 529-E	3,803	91	124	3	(664)	(16)	3,263	78
Class 529-F	4,120	98	103	2	(973)	(23)	3,250	77
Class R-1	14,954	361	101	3	(4,998)	(119)	10,057	245
Class R-2	126,800	3,047	1,063	25	(46,861)	(1,121)	81,002	1,951
Class R-3	344,362	8,283	3,729	88	(79,004)	(1,895)	269,087	6,476
Class R-4	242,887	5,833	3,910	93	(66,037)	(1,569)	180,760	4,357
Class R-5	230,750	5,463	4,557	107	(39,008)	(933)	196,299	4,637
Total net increase
(decrease)	$5,512,496	132,043	$276,439	6,531	$(2,579,524)	(61,651)	$3,209,411	76,923

Year ended December 31, 2006
Class A	$5,807,510	150,813	$1,556,073	39,076	$(2,898,417)	(75,162)	$4,465,166	114,727
Class B	242,131	6,302	60,167	1,507	(123,484)	(3,209)	178,814	4,600
Class C	551,355	14,335	57,032	1,428	(122,224)	(3,178)	486,163	12,585
Class F	1,130,387	29,210	74,949	1,878	(172,348)	(4,462)	1,032,988	26,626
Class 529-A	144,288	3,732	20,072	504	(16,375)	(422)	147,985	3,814
Class 529-B	13,817	359	2,537	63	(1,745)	(45)	14,609	377
Class 529-C	46,215	1,198	5,315	132	(7,072)	(183)	44,458	1,147
Class 529-E	6,630	172	932	24	(651)	(17)	6,911	179
Class 529-F	5,683	146	547	14	(708)	(18)	5,522	142
Class R-1	14,244	369	983	24	(4,185)	(109)	11,042	284
Class R-2	147,153	3,832	12,407	310	(48,232)	(1,252)	111,328	2,890
Class R-3	325,070	8,397	23,740	595	(80,993)	(2,087)	267,817	6,905
Class R-4	234,425	5,947	20,545	515	(50,824)	(1,308)	204,146	5,154
Class R-5	187,718	4,875	23,765	597	(36,773)	(950)	174,710	4,522
Total net increase
(decrease)	$8,856,626	229,687	$1,859,064	46,667	$(3,564,031)	(92,402)	$7,151,659	183,952

(*) Includes exchanges between share classes of the fund.

6. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities, of $8,356,356,000 and $4,891,648,000, respectively, during the six months ended June 30, 2007.

Financial highlights(1)

			Income (loss) from investment operations(2)			Dividends and distributions

		Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return (3)(4)	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers(4)		Ratio of net income to average net assets(4)

Class A:
Six months ended 6/30/2007	(5)	$40.05	$.34	$4.11	$4.45	$(.24)	$(.06)	$(.30)	$44.20	11.15%	$37,168.61%			(6)	.58%	(6)	1.65%	(6)
Year ended 12/31/2006		35.40	.62	6.16	6.78	(.56)	(1.57)	(2.13)	40.05	19.24	32,187.61				.58		1.60
Year ended 12/31/2005		32.25	.58	3.16	3.74	(.59)	-	(.59)	35.40	11.68	24,390.62				.60		1.75
Year ended 12/31/2004		28.85	.61	3.35	3.96	(.56)	-	(.56)	32.25	13.91	21,543.63				.63		2.05
Year ended 12/31/2003		22.23	.50	6.52	7.02	(.40)	-	(.40)	28.85	31.96	19,212.66				.66		2.08
Year ended 12/31/2002		27.45	.42	(5.14)	(4.72)	(.50)	-	(.50)	22.23	(17.34)	15,201.67				.67		1.68
Class B:
Six months ended 6/30/2007	(5)	39.96	.19	4.09	4.28	(.08)	(.06)	(.14)	44.10	10.74	1,621		1.36	(6)	1.34	(6)	.90	(6)
Year ended 12/31/2006		35.33	.32	6.14	6.46	(.26)	(1.57)	(1.83)	39.96	18.33	1,417		1.38		1.35		.83
Year ended 12/31/2005		32.19	.33	3.15	3.48	(.34)	-	(.34)	35.33	10.84	1,090		1.39		1.36		.99
Year ended 12/31/2004		28.80	.38	3.35	3.73	(.34)	-	(.34)	32.19	13.03	971		1.40		1.39		1.29
Year ended 12/31/2003		22.19	.31	6.51	6.82	(.21)	-	(.21)	28.80	30.97	836		1.44		1.44		1.30
Year ended 12/31/2002		27.40	.23	(5.14)	(4.91)	(.30)	-	(.30)	22.19	(17.97)	618		1.45		1.45		.91
Class C:
Six months ended 6/30/2007	(5)	39.92	.17	4.09	4.26	(.07)	(.06)	(.13)	44.05	10.70	1,787		1.43	(6)	1.40	(6)	.84	(6)
Year ended 12/31/2006		35.30	.30	6.13	6.43	(.24)	(1.57)	(1.81)	39.92	18.23	1,380		1.43		1.41		.77
Year ended 12/31/2005		32.17	.30	3.15	3.45	(.32)	-	(.32)	35.30	10.76	776		1.45		1.43		.91
Year ended 12/31/2004		28.78	.37	3.34	3.71	(.32)	-	(.32)	32.17	12.96	566		1.47		1.46		1.24
Year ended 12/31/2003		22.17	.30	6.51	6.81	(.20)	-	(.20)	28.78	30.93	413		1.50		1.50		1.23
Year ended 12/31/2002		27.39	.21	(5.14)	(4.93)	(.29)	-	(.29)	22.17	(18.06)	266		1.50		1.50		.86
Class F:
Six months ended 6/30/2007	(5)	40.03	.35	4.10	4.45	(.24)	(.06)	(.30)	44.18	11.15	2,518.61			(6)	.58	(6)	1.66	(6)
Year ended 12/31/2006		35.39	.62	6.15	6.77	(.56)	(1.57)	(2.13)	40.03	19.21	1,815.61				.58		1.58
Year ended 12/31/2005		32.24	.57	3.16	3.73	(.58)	-	(.58)	35.39	11.64	662.66				.63		1.71
Year ended 12/31/2004		28.84	.59	3.35	3.94	(.54)	-	(.54)	32.24	13.84	463.70				.70		2.02
Year ended 12/31/2003		22.22	.49	6.52	7.01	(.39)	-	(.39)	28.84	31.92	311.71				.71		2.02
Year ended 12/31/2002		27.44	.40	(5.14)	(4.74)	(.48)	-	(.48)	22.22	(17.38)	203.72				.72		1.65
Class 529-A:
Six months ended 6/30/2007	(5)	40.02	.33	4.11	4.44	(.23)	(.06)	(.29)	44.17	11.13	549.67			(6)	.65	(6)	1.60	(6)
Year ended 12/31/2006		35.38	.60	6.15	6.75	(.54)	(1.57)	(2.11)	40.02	19.16	414.66				.63		1.55
Year ended 12/31/2005		32.24	.55	3.15	3.70	(.56)	-	(.56)	35.38	11.60	231.70				.67		1.66
Year ended 12/31/2004		28.84	.59	3.34	3.93	(.53)	-	(.53)	32.24	13.77	146.73				.72		2.00
Year ended 12/31/2003		22.22	.50	6.52	7.02	(.40)	-	(.40)	28.84	31.99	88.68				.68		2.03
Period from 2/15/2002 to 12/31/2002		26.71	.33	(4.34)	(4.01)	(.48)	-	(.48)	22.22	(15.16)	39.76			(6)	.76	(6)	1.64	(6)
Class 529-B:
Six months ended 6/30/2007	(5)	40.01	.16	4.10	4.26	(.06)	(.06)	(.12)	44.15	10.67	74		1.49	(6)	1.46	(6)	.78	(6)
Year ended 12/31/2006		35.37	.27	6.16	6.43	(.22)	(1.57)	(1.79)	40.01	18.18	60		1.50		1.47		.71
Year ended 12/31/2005		32.23	.27	3.16	3.43	(.29)	-	(.29)	35.37	10.66	40		1.54		1.52		.82
Year ended 12/31/2004		28.83	.33	3.35	3.68	(.28)	-	(.28)	32.23	12.83	29		1.59		1.59		1.13
Year ended 12/31/2003		22.22	.27	6.52	6.79	(.18)	-	(.18)	28.83	30.74	19		1.61		1.61		1.10
Period from 2/19/2002 to 12/31/2002		26.27	.16	(3.91)	(3.75)	(.30)	-	(.30)	22.22	(14.35)	8		1.62	(6)	1.62	(6)	.77	(6)
Class 529-C:
Six months ended 6/30/2007	(5)	40.00	.16	4.10	4.26	(.06)	(.06)	(.12)	44.14	10.67	168		1.49	(6)	1.46	(6)	.78	(6)
Year ended 12/31/2006		35.37	.28	6.14	6.42	(.22)	(1.57)	(1.79)	40.00	18.16	126		1.49		1.47		.71
Year ended 12/31/2005		32.23	.27	3.16	3.43	(.29)	-	(.29)	35.37	10.68	71		1.53		1.51		.83
Year ended 12/31/2004		28.83	.34	3.34	3.68	(.28)	-	(.28)	32.23	12.84	45		1.58		1.58		1.14
Year ended 12/31/2003		22.22	.27	6.52	6.79	(.18)	-	(.18)	28.83	30.75	27		1.60		1.60		1.11
Period from 2/15/2002 to 12/31/2002		26.71	.16	(4.34)	(4.18)	(.31)	-	(.31)	22.22	(15.74)	11		1.60	(6)	1.60	(6)	.79	(6)
Class 529-E:
Six months ended 6/30/2007	(5)	40.00	.27	4.09	4.36	(.16)	(.06)	(.22)	44.14	10.94	26.98			(6)	.96	(6)	1.28	(6)
Year ended 12/31/2006		35.36	.48	6.15	6.63	(.42)	(1.57)	(1.99)	40.00	18.80	20.97				.95		1.23
Year ended 12/31/2005		32.23	.44	3.15	3.59	(.46)	-	(.46)	35.36	11.24	12		1.02		.99		1.34
Year ended 12/31/2004		28.83	.49	3.35	3.84	(.44)	-	(.44)	32.23	13.40	7		1.06		1.05		1.66
Year ended 12/31/2003		22.21	.40	6.52	6.92	(.30)	-	(.30)	28.83	31.42	4		1.08		1.08		1.61
Period from 3/7/2002 to 12/31/2002		28.13	.26	(5.85)	(5.59)	(.33)	-	(.33)	22.21	(19.92)	2		1.07	(6)	1.07	(6)	1.35	(6)
Class 529-F:
Six months ended 6/30/2007	(5)	$40.00	$.37	$4.10	$4.47	$(.27)	$(.06)	$(.33)	$44.14	11.22%	$16.48%			(6)	.46%	(6)	1.79%	(6)
Year ended 12/31/2006		35.36	.67	6.15	6.82	(.61)	(1.57)	(2.18)	40.00	19.40	11.47				.45		1.73
Year ended 12/31/2005		32.22	.59	3.15	3.74	(.60)	-	(.60)	35.36	11.68	5.58				.56		1.76
Year ended 12/31/2004		28.82	.58	3.33	3.91	(.51)	-	(.51)	32.22	13.73	2.81				.80		1.95
Year ended 12/31/2003		22.22	.45	6.52	6.97	(.37)	-	(.37)	28.82	31.72	1.82				.82		1.81
Period from 9/23/2002 to 12/31/2002		21.22	.12	1.08	1.20	(.20)	-	(.20)	22.22	5.65	-	(7)	.22		.22		.51
Class R-1:
Six months ended 6/30/2007	(5)	39.93	.17	4.10	4.27	(.07)	(.06)	(.13)	44.07	10.72	37		1.45	(6)	1.42	(6)	.83	(6)
Year ended 12/31/2006		35.31	.29	6.13	6.42	(.23)	(1.57)	(1.80)	39.93	18.19	23		1.47		1.43		.74
Year ended 12/31/2005		32.18	.29	3.16	3.45	(.32)	-	(.32)	35.31	10.74	11		1.50		1.46		.88
Year ended 12/31/2004		28.79	.37	3.33	3.70	(.31)	-	(.31)	32.18	12.92	6		1.53		1.49		1.26
Year ended 12/31/2003		22.19	.27	6.54	6.81	(.21)	-	(.21)	28.79	30.90	2		1.70		1.50		1.08
Period from 6/19/2002 to 12/31/2002		26.04	.13	(3.75)	(3.62)	(.23)	-	(.23)	22.19	(13.91)	-	(7)	4.20	(6)	1.50	(6)	1.11	(6)
Class R-2:
Six months ended 6/30/2007	(5)	39.92	.18	4.08	4.26	(.07)	(.06)	(.13)	44.05	10.69	407		1.47	(6)	1.40	(6)	.85	(6)
Year ended 12/31/2006		35.29	.30	6.14	6.44	(.24)	(1.57)	(1.81)	39.92	18.26	291		1.54		1.41		.77
Year ended 12/31/2005		32.17	.30	3.14	3.44	(.32)	-	(.32)	35.29	10.73	155		1.64		1.43		.91
Year ended 12/31/2004		28.77	.38	3.34	3.72	(.32)	-	(.32)	32.17	13.02	93		1.76		1.45		1.29
Year ended 12/31/2003		22.18	.30	6.51	6.81	(.22)	-	(.22)	28.77	30.93	45		1.94		1.46		1.19
Period from 5/21/2002 to 12/31/2002		27.39	.14	(5.13)	(4.99)	(.22)	-	(.22)	22.18	(18.22)	7		1.64	(6)	1.46	(6)	1.05	(6)
Class R-3:
Six months ended 6/30/2007	(5)	39.98	.27	4.10	4.37	(.16)	(.06)	(.22)	44.13	10.98	864.97			(6)	.94	(6)	1.32	(6)
Year ended 12/31/2006		35.35	.47	6.14	6.61	(.41)	(1.57)	(1.98)	39.98	18.75	525.99				.96		1.21
Year ended 12/31/2005		32.21	.45	3.16	3.61	(.47)	-	(.47)	35.35	11.26	220		1.01		.98		1.35
Year ended 12/31/2004		28.82	.50	3.33	3.83	(.44)	-	(.44)	32.21	13.41	125		1.05		1.04		1.69
Year ended 12/31/2003		22.21	.40	6.52	6.92	(.31)	-	(.31)	28.82	31.45	66		1.10		1.08		1.60
Period from 6/4/2002 to 12/31/2002		26.66	.18	(4.38)	(4.20)	(.25)	-	(.25)	22.21	(15.75)	11		1.13	(6)	1.08	(6)	1.41	(6)
Class R-4:
Six months ended 6/30/2007	(5)	39.99	.34	4.10	4.44	(.23)	(.06)	(.29)	44.14	11.14	676.66			(6)	.63	(6)	1.62	(6)
Year ended 12/31/2006		35.36	.59	6.14	6.73	(.53)	(1.57)	(2.10)	39.99	19.12	438.67				.65		1.52
Year ended 12/31/2005		32.22	.55	3.16	3.71	(.57)	-	(.57)	35.36	11.61	205.69				.66		1.66
Year ended 12/31/2004		28.83	.60	3.33	3.93	(.54)	-	(.54)	32.22	13.85	80.69				.69		2.04
Year ended 12/31/2003		22.21	.48	6.53	7.01	(.39)	-	(.39)	28.83	31.91	48.71				.71		1.94
Period from 7/25/2002 to 12/31/2002		21.75	.22	.55	.77	(.31)	-	(.31)	22.21	3.51	7.34				.32		.96
Class R-5:
Six months ended 6/30/2007	(5)	40.06	.40	4.10	4.50	(.29)	(.06)	(.35)	44.21	11.28	736.37			(6)	.35	(6)	1.91	(6)
Year ended 12/31/2006		35.41	.71	6.16	6.87	(.65)	(1.57)	(2.22)	40.06	19.50	481.38				.35		1.83
Year ended 12/31/2005		32.26	.65	3.17	3.82	(.67)	-	(.67)	35.41	11.94	265.39				.36		1.96
Year ended 12/31/2004		28.86	.68	3.35	4.03	(.63)	-	(.63)	32.26	14.19	141.39				.39		2.31
Year ended 12/31/2003		22.23	.56	6.53	7.09	(.46)	-	(.46)	28.86	32.34	112.39				.39		2.30
Period from 5/15/2002 to 12/31/2002		27.62	.28	(5.34)	(5.06)	(.33)	-	(.33)	22.23	(18.34)	53.40			(6)	.40	(6)	1.91	(6)

	Six months ended June 30,	Year ended December 31
	2007(5)	2006	2005	2004	2003	2002

Portfolio turnover rate for all classes of shares	12%	21%	24%	30%	31%	38%

(1) Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Based on average shares outstanding.
(3) Total returns exclude all sales charges, including contingent deferred sales charges.
(4) This column reflects the impact, if any, of certain reimbursements/waivers from CRMC.
During some of the periods shown, CRMC reduced fees for investment advisory services for all share classes. In addition, during some of the periods shown, CRMC paid a portion of the fund's transfer agent fees for certain retirement plan share classes.
(5) Unaudited.
(6) Annualized.
(7) Amount less than $1 million.

See Notes to Financial Statements

Expense example	unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007, through June 30, 2007).

Actual expenses:

The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts and 529 college savings plan accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F and 529-F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 1/1/2007	Ending account value 6/30/2007	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$1,111.54	$3.04	.58%
Class A -- assumed 5% return	1,000.00	1,021.92	2.91	.58
Class B -- actual return	1,000.00	1,107.40	7.00	1.34
Class B -- assumed 5% return	1,000.00	1,018.15	6.71	1.34
Class C -- actual return	1,000.00	1,106.98	7.31	1.40
Class C -- assumed 5% return	1,000.00	1,017.85	7.00	1.40
Class F -- actual return	1,000.00	1,111.52	3.04	.58
Class F -- assumed 5% return	1,000.00	1,021.92	2.91	.58
Class 529-A -- actual return	1,000.00	1,111.32	3.40	.65
Class 529-A -- assumed 5% return	1,000.00	1,021.57	3.26	.65
Class 529-B -- actual return	1,000.00	1,106.71	7.63	1.46
Class 529-B -- assumed 5% return	1,000.00	1,017.55	7.30	1.46
Class 529-C -- actual return	1,000.00	1,106.72	7.63	1.46
Class 529-C -- assumed 5% return	1,000.00	1,017.55	7.30	1.46
Class 529-E -- actual return	1,000.00	1,109.41	5.02	.96
Class 529-E -- assumed 5% return	1,000.00	1,020.03	4.81	.96
Class 529-F -- actual return	1,000.00	1,112.15	2.41	.46
Class 529-F -- assumed 5% return	1,000.00	1,022.51	2.31	.46
Class R-1 -- actual return	1,000.00	1,107.17	7.42	1.42
Class R-1 -- assumed 5% return	1,000.00	1,017.75	7.10	1.42
Class R-2 -- actual return	1,000.00	1,106.93	7.31	1.40
Class R-2 -- assumed 5% return	1,000.00	1,017.85	7.00	1.40
Class R-3 -- actual return	1,000.00	1,109.78	4.92	.94
Class R-3 -- assumed 5% return	1,000.00	1,020.13	4.71	.94
Class R-4 -- actual return	1,000.00	1,111.40	3.30	.63
Class R-4 -- assumed 5% return	1,000.00	1,021.67	3.16	.63
Class R-5 -- actual return	1,000.00	1,112.77	1.83	.35
Class R-5 -- assumed 5% return	1,000.00	1,023.06	1.76	.35

*The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period (181), and divided by 365 (to reflect the one-half year period).

Office of the fund
One Market
Steuart Tower, Suite 1800
Mailing address: P.O. Box 7650
San Francisco, CA 94120-7650

Investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

135 South State College Boulevard
Brea, CA 92821-5823

Transfer agent for shareholder accounts
American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 25065
Santa Ana, CA 92799-5065

P.O. Box 659522
San Antonio, TX 78265-9522

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Counsel
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, CA 90071-2228

Independent registered public
accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus, which can be obtained from your financial adviser and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Guidelines” — which describes how we vote proxies relating to portfolio securities — is available free of charge on the U.S. Securities and Exchange Commission (SEC) website at sec.gov, on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the SEC for the 12 months ended June 30 by August 31. The report also is available on the SEC and American Funds websites.

A complete June 30, 2007, portfolio of Fundamental Investors’ investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

Fundamental Investors files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. (800/SEC-0330). Additionally, the list of portfolio holdings also is available by calling AFS.

This report is for the information of shareholders of Fundamental Investors, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2007, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

[logo - American Funds®]

The right choice for the long term®

What makes American Funds different?

For 75 years, we have followed a consistent philosophy to benefit our investors. Our 30 carefully conceived, broadly diversified funds, in addition to the target date retirement series, offer opportunities that have attracted over 40 million shareholder accounts.

Our unique combination of strengths includes these five factors:

•	A long-term, value-oriented approach
We seek to buy securities at reasonable prices relative to their prospects and hold them for the long term.

•	An extensive global research effort
Our investment professionals travel the world to find the best investment opportunities and gain a comprehensive understanding of companies and markets.

•	The multiple portfolio counselor system

Our unique method of portfolio management, developed nearly 50 years ago, blends teamwork with individual accountability and has provided American Funds with a sustainable method of achieving fund objectives.

•	Experienced investment professionals
American Funds portfolio counselors have an average of 24 years of investment experience, providing a wealth of knowledge and experience that few organizations have.

•	A commitment to low operating expenses
The American Funds provide exceptional value for shareholders, with operating expenses that are among the lowest in the mutual fund industry.

American Funds span a range of investment objectives

•	Growth funds
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World FundSM
SMALLCAP World Fund®

•	Growth-and-income funds
American Mutual Fund®
Capital World Growth and Income FundSM
>	Fundamental InvestorsSM
The Investment Company of America®
Washington Mutual Investors FundSM

•	Equity-income funds
Capital Income Builder®
The Income Fund of America®

•	Balanced fund
American Balanced Fund®

•	Bond funds
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of AmericaSM
U.S. Government Securities FundSM

•	Tax-exempt bond funds
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

•	Money market funds
The Cash Management Trust of America®
The Tax-Exempt Money Fund of AmericaSM
The U.S. Treasury Money Fund of AmericaSM

•	American Funds Target Date Retirement SeriesSM

The Capital Group Companies

American Funds         Capital Research and Management          Capital International       Capital Guardian      Capital Bank and Trust

Lit. No. MFGESR-910-0807P

Litho in USA KBDA/LPT/8083-S10061

Printed on recycled paper

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

[logo – American Funds®]

Fundamental InvestorsSM
Investment portfolio

June 30, 2007
 unaudited

Common stocks — 95.78%	Shares	Market value (000)

INDUSTRIALS — 14.71%
Deere & Co.	5,660,000	$683,388
General Electric Co.	14,750,000	564,630
Union Pacific Corp.	3,700,000	426,055
Caterpillar Inc.	5,400,000	422,820
Boeing Co.	3,800,000	365,408
Northrop Grumman Corp.	4,166,243	324,425
Deutsche Post AG1	8,945,000	290,640
Emerson Electric Co.	6,000,000	280,800
General Dynamics Corp.	3,545,800	277,353
Parker Hannifin Corp.	2,500,000	244,775
European Aeronautic Defence and Space Co. EADS NV1	7,000,000	226,755
Schneider Electric SA1	1,500,000	210,057
Mitsubishi Corp.[1]	7,245,800	189,254
Finmeccanica SpA[1]	6,000,000	183,979
American Standard Inc.	2,832,300	167,049
Joy Global Inc.	2,685,400	156,639
Raytheon Co.	2,832,732	152,656
Tyco International Ltd.	4,500,000	152,055
Mitsubishi Heavy Industries, Ltd.[1]	23,388,000	149,646
Grafton Group PLC, units[1,2]	9,500,000	135,539
AMR Corp.[2]	4,850,000	127,798
Waste Management, Inc.	3,100,000	121,055
Lockheed Martin Corp.	1,248,200	117,493
Illinois Tool Works Inc.	1,976,000	107,079
United Technologies Corp.	1,500,000	106,395
KBR, Inc.[2]	3,950,000	103,609
Siemens AG1	703,000	101,143
Kingspan Group PLC[1]	3,500,000	97,877
Fastenal Co.	2,200,000	92,092
United Parcel Service, Inc., Class B	1,200,000	87,600
Corporate Executive Board Co.	1,260,000	81,787
Kawasaki Heavy Industries, Ltd.[1]	20,000,000	81,520
Allied Waste Industries, Inc.[2]	2,500,000	33,650
		6,863,021

ENERGY — 14.10%
Suncor Energy Inc.	18,386,434	1,662,767
Norsk Hydro ASA[1]	10,840,000	416,759
Norsk Hydro ASA (ADR)	3,500,000	133,945
Royal Dutch Shell PLC, Class A (ADR)	6,370,000	517,244
Baker Hughes Inc.	5,128,000	431,419
CONSOL Energy Inc.[3]	7,400,000	341,214
Occidental Petroleum Corp.	5,734,244	331,898
Chevron Corp.	3,285,674	276,785
Exxon Mobil Corp.	3,225,000	270,513
Murphy Oil Corp.	4,343,636	258,186
EnCana Corp.	4,000,000	246,989
OAO LUKOIL (ADR) [1]	3,200,000	241,426
Schlumberger Ltd.	2,500,000	212,350
Devon Energy Corp.	2,500,000	195,725
Smith International, Inc.	2,985,000	175,040
Imperial Oil Ltd.	3,608,739	168,653
Halliburton Co.	3,460,000	119,370
Petro-Canada	2,000,000	106,964
Quicksilver Resources Inc.[2]	2,368,498	105,588
Marathon Oil Corp.	1,750,000	104,930
Oil & Natural Gas Corp. Ltd.[1]	3,637,500	81,236
Massey Energy Co.	2,011,700	53,612
Cameco Corp.	1,000,000	50,891
ConocoPhillips	590,000	46,315
TOTAL SA1	200,000	16,236
CNX Gas Corp.[2,3]	287,500	8,797
		6,574,852

INFORMATION TECHNOLOGY — 12.70%
Nokia Corp.[1]	18,900,000	531,345
Nokia Corp. (ADR)	11,987,000	336,955
Microsoft Corp.	28,200,000	831,054
Texas Instruments Inc.	15,808,024	594,856
Oracle Corp.[2]	28,050,000	552,865
International Business Machines Corp.	3,000,000	315,750
Agilent Technologies, Inc.[2]	6,425,000	246,977
Google Inc., Class A2	440,000	230,287
Yahoo! Inc.[2]	8,000,000	217,040
Corning Inc.[2]	8,020,000	204,911
Kyocera Corp.[1]	1,725,000	183,855
Comverse Technology, Inc.[2]	8,123,870	169,383
Motorola, Inc.	9,256,080	163,833
Linear Technology Corp.	3,900,000	141,102
Red Hat, Inc.[2]	5,250,000	116,970
Paychex, Inc.	2,947,500	115,306
Fidelity National Information Services, Inc.	2,115,000	114,802
Cisco Systems, Inc.[2]	3,725,000	103,741
Advanced Micro Devices, Inc.[2]	6,750,000	96,525
EMC Corp.[2]	5,200,000	94,120
Autodesk, Inc.[2]	1,900,000	89,452
Xilinx, Inc.	3,100,000	82,987
Microchip Technology Inc.	2,097,222	77,681
ASML Holding NV1,2	2,500,000	68,897
Nortel Networks Corp.[2]	2,800,000	67,764
Intersil Corp., Class A	2,000,000	62,920
CDW Corp.[2]	545,000	46,309
Hewlett-Packard Co.	1,000,000	44,620
Murata Manufacturing Co., Ltd.[1]	300,000	22,527
		5,924,834

HEALTH CARE — 10.11%
Merck & Co., Inc.	13,400,000	$667,320
Roche Holding AG1	3,575,000	634,181
Eli Lilly and Co.	7,470,000	417,424
Medtronic, Inc.	6,615,200	343,064
Wyeth	5,700,000	326,838
Abbott Laboratories	5,960,000	319,158
Bristol-Myers Squibb Co.	9,350,000	295,086
Schering-Plough Corp.	9,000,000	273,960
Shire PLC (ADR)	3,500,000	259,455
Sanofi-Aventis[1]	2,210,000	178,461
Patterson Companies, Inc.[2]	3,760,000	140,135
McKesson Corp.	2,100,000	125,244
WellPoint, Inc.[2]	1,434,953	114,552
CIGNA Corp.	2,175,000	113,579
Aetna Inc.	1,960,000	96,824
Forest Laboratories, Inc.[2]	1,700,000	77,605
Amgen Inc.[2]	1,350,000	74,642
Novo Nordisk A/S, Class B1	640,000	69,720
UCB SA1	811,450	47,981
Stryker Corp.	697,500	44,005
Sepracor Inc.[2]	1,000,000	41,020
Medco Health Solutions, Inc.[2]	463,000	36,109
C. R. Bard, Inc.	250,900	20,732
		4,717,095

FINANCIALS — 9.99%
Fannie Mae	8,517,800	556,468
Citigroup Inc.	8,905,000	456,737
Freddie Mac	6,790,000	412,153
Washington Mutual, Inc.	8,580,000	365,851
Allied Irish Banks, PLC[1]	11,800,000	320,787
Bank of Ireland[1]	10,903,097	220,947
AMP Ltd.[1]	25,000,202	214,766
Irish Life & Permanent PLC[1]	7,000,000	176,325
XL Capital Ltd., Class A	2,080,000	175,323
Marsh & McLennan Companies, Inc.	5,295,000	163,510
Crédit Agricole SA1	4,000,000	162,252
CapitalSource Inc.	5,500,954	135,268
AFLAC Inc.	2,500,000	128,500
Fifth Third Bancorp	2,975,000	118,316
Equity Residential, shares of beneficial interest	2,500,000	114,075
Berkshire Hathaway Inc., Class A2	1,000	109,475
Wachovia Corp.	1,824,900	93,526
Wells Fargo & Co.	2,440,000	85,815
Commerzbank U.S. Finance, Inc.[1]	1,770,000	84,843
St. George Bank Ltd.[1]	2,450,279	73,697
Sompo Japan Insurance Inc.[1]	5,942,000	72,731
Suruga Bank Ltd.[1]	5,647,000	71,139
Marshall & Ilsley Corp.	1,490,000	70,969
American International Group, Inc.	950,000	66,529
T. Rowe Price Group, Inc.	1,200,000	62,268
Zions Bancorporation	650,000	49,992
Mellon Financial Corp.	1,000,000	44,000
City National Corp.	460,000	35,001
Old Republic International Corp.	914,000	19,432
		4,660,695

MATERIALS — 9.98%
Syngenta AG1	2,117,750	$412,919
Mosaic Co.[2]	10,500,000	409,710
Rohm and Haas Co.	7,435,600	406,579
Weyerhaeuser Co.	3,583,000	282,806
Bayer AG1	3,688,000	279,403
Alcoa Inc.	6,823,000	276,536
International Paper Co.	6,516,000	254,450
Rio Tinto PLC[1]	3,066,709	234,079
Potash Corp. of Saskatchewan Inc.	2,939,100	229,162
E.I. du Pont de Nemours and Co.	4,500,000	228,780
Vulcan Materials Co.	1,800,000	206,172
CRH PLC[1]	3,972,330	196,038
PPG Industries, Inc.	2,500,000	190,275
USX Corp.	1,650,000	179,437
Freeport-McMoRan Copper & Gold Inc.	2,000,000	165,640
BHP Billiton Ltd.[1]	4,675,000	139,783
Sealed Air Corp.	3,749,729	116,317
Newmont Mining Corp.	2,500,000	97,650
Temple-Inland Inc.	1,500,000	92,295
Barrick Gold Corp.	3,049,395	88,646
RPM International, Inc.	3,440,000	79,498
Lyondell Chemical Co.	1,450,000	53,824
UPM-Kymmene Corp. (ADR)	1,400,000	34,384
		4,654,383

CONSUMER DISCRETIONARY — 7.90%
Lowe’s Companies, Inc.	18,610,000	571,141
Target Corp.	7,490,000	476,364
Johnson Controls, Inc.	2,500,000	289,425
Fortune Brands Inc.	3,000,000	247,110
Best Buy Co., Inc.	5,075,000	236,850
Time Warner Inc.	10,500,000	220,920
Toyota Motor Corp.[1]	3,000,000	189,077
McDonald’s Corp.	3,475,000	176,391
Carnival Corp., units	3,600,000	175,572
Macy’s, Inc.	4,000,000	159,120
Sony Corp.[1]	3,000,000	154,088
Starbucks Corp.[2]	5,869,300	154,010
Magna International Inc., Class A	1,474,300	134,147
CBS Corp., Class B	3,900,000	129,948
Nikon Corp.[1]	3,977,000	110,672
Limited Brands, Inc.	3,315,980	91,024
Virgin Media Inc.[2]	3,000,000	73,110
News Corp., Class A	2,400,000	50,904
Yue Yuen Industrial (Holdings) Ltd.[1]	15,221,000	47,219
		3,687,092

CONSUMER STAPLES — 6.56%
Altria Group, Inc.	11,124,800	780,293
Coca-Cola Co.	9,100,000	476,021
PepsiCo, Inc.	4,300,000	278,855
SYSCO Corp.	8,000,000	263,920
Diageo PLC[1]	11,239,200	233,269
Diageo PLC (ADR)	15,200	1,266
Procter & Gamble Co.	2,829,000	173,107
C&C Group PLC[1]	12,435,047	166,803
Bunge Ltd.	1,932,000	163,254
Kraft Foods Inc., Class A	3,529,323	124,409
Walgreen Co.	2,200,000	95,788
Avon Products, Inc.	2,280,000	83,790
Wm. Wrigley Jr. Co.	1,400,000	77,434
Tesco PLC[1]	9,205,000	76,992
Goodman Fielder Ltd.[1]	31,711,000	65,250
		3,060,451

TELECOMMUNICATION SERVICES — 4.75%
AT&T Inc.	13,912,500	577,369
KDDI Corp.[1]	69,028	511,213
Verizon Communications Inc.	7,950,000	327,301
Sprint Nextel Corp., Series 1	12,900,000	267,159
Vodafone Group PLC[1]	73,133,000	245,880
Vodafone Group PLC (ADR)	221,700	7,456
Qwest Communications International Inc.[2]	20,500,000	198,850
Inmarsat PLC[1]	9,685,000	78,065
		2,213,293

UTILITIES — 3.38%
Questar Corp.	6,000,000	317,100
Exelon Corp.	3,545,000	257,367
Veolia Environnement[1]	2,250,000	175,862
SUEZ SA1	2,915,400	166,548
Dominion Resources, Inc.	1,872,900	161,650
Electricité de France SA1	1,334,000	144,261
E.ON AG1	800,000	134,429
Public Service Enterprise Group Inc.	1,000,000	87,780
FPL Group, Inc.	1,050,000	59,577
Duke Energy Corp.	3,000,000	54,900
Entergy Corp.	150,000	16,103
		1,575,577

MISCELLANEOUS — 1.60%
Other common stocks in initial period of acquisition		746,427

Total common stocks (cost: $31,006,483,000)		44,677,720

	Principal amount
Convertible securities — 0.02%	(000)

INFORMATION TECHNOLOGY — 0.02%
ASML Holding NV 5.50% convertible notes 2010	€6,000	11,763

Total convertible securities (cost: $7,010,000)		11,763

	Principal amount	Market value
Short-term securities — 3.98%	(000)	(000)

JPMorgan Chase & Co. 5.225%–5.23% due 7/13–9/4/2007	$110,500	$109,614
Jupiter Securitization Co., LLC 5.23%–5.29% due 7/23–8/13/2007[3]	76,210	75,781
Ranger Funding Co. LLC 5.24%–5.28% due 7/10–8/29/2007[3]	90,800	90,488
Bank of America Corp. 5.22%–5.225% due 7/10–7/24/2007	88,800	88,618
Clipper Receivables Co., LLC 5.245%–5.36% due 7/2–8/9/2007[3]	137,500	136,990
Coca-Cola Co. 5.18%–5.21% due 7/16–9/17/2007[3]	112,200	111,336
Atlantic Industries 5.20% due 7/13/2007[3]	20,956	20,916
CAFCO, LLC 5.23%–5.28% due 8/20–9/21/2007[3]	51,100	50,668
Citigroup Funding Inc. 5.24% due 7/9/2007	50,000	49,936
Ciesco LLC 5.27% due 8/17/2007[3,4]	18,000	17,873
Procter & Gamble International Funding S.C.A. 5.20%–5.23% due 7/25–9/14/2007[3]	118,000	116,942
IBM Corp. 5.185%–5.205% due 7/2–9/5/2007[3]	100,700	100,165
IBM Capital Inc. 5.22% due 9/18/2007[3]	12,200	12,061
Johnson & Johnson 5.18%–5.22% due 7/24–9/10/2007[3]	97,255	96,640
Variable Funding Capital Corp. 5.225%–5.24% due 7/6–8/3/2007[3]	85,600	85,380
Wal-Mart Stores Inc. 5.18%–5.22% due 8/7–9/5/2007[3]	83,500	82,868
AT&T Inc. 5.25%–5.26% due 8/23–8/29/2007[3]	75,000	74,378
Federal Home Loan Bank 5.115%–5.14% due 7/25–8/10/2007	74,200	73,823
Freddie Mac 5.12%–5.125% due 7/30–8/13/2007	54,808	54,575
United Parcel Service Inc. 5.19% due 7/27/2007[3]	50,000	49,805
Fannie Mae 5.155% due 8/10/2007	43,200	42,940
Edison Asset Securitization LLC 5.23%–5.24% due 7/23–9/4/2007[3]	38,900	38,682
Paccar Financial Corp. 5.21% due 7/12/2007	35,700	35,641
Kimberly-Clark Worldwide Inc. 5.20% due 7/9/2007[3]	35,000	34,954
NetJets Inc. 5.20%–5.21% due 7/9–8/17/2007[3]	33,065	32,915
Hershey Co. 5.20% due 8/23/2007[3]	30,000	29,774
Colgate-Palmolive Co. 5.23% due 7/24/2007[3]	25,000	24,913
Brown-Forman Corp. 5.29% due 7/25/2007[3]	25,000	24,908
HSBC Finance Corp. 5.21% due 9/18/2007	25,000	24,715
Harley-Davidson Funding Corp. 5.24% due 9/27/2007[3]	25,000	24,682
E.I. duPont de Nemours and Co. 5.22% due 7/31/2007[3]	24,400	24,290
Three Pillars Funding, LLC 5.29% due 7/16/2007[3]	7,900	7,881
3M Co. 5.23% due 7/10/2007	6,700	6,690
Emerson Electric Co. 5.24% due 7/17/2007[3]	5,200	5,187

Total short-term securities (cost: $1,856,848,000)		1,857,029

Total investment securities (cost: $32,870,341,000)		46,546,512
Other assets less liabilities		100,768

Net assets		$46,647,280

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in  "Miscellaneous," was $9,669,383,000.
2Security did not produce income during the last 12 months.
3Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.    The total value of all such restricted securities was $1,720,488,000, which represented 3.69% of the net assets of the fund.
4This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

ADR = American Depositary Receipts

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from a financial adviser and should be read carefully before investing.

MFGEFP-910-0807O-S10942

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of directors. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FUNDAMENTAL INVESTORS, INC.

By /s/ Paul G. Haaga, Jr.
Paul G. Haaga, Jr., Executive Vice President and Principal Executive Officer

Date: September 7, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Paul G. Haaga, Jr.
Paul G. Haaga, Jr., Executive Vice President and Principal Executive Officer

Date: September 7, 2007

By /s/ Jeffrey P. Regal
Jeffrey P. Regal, Treasurer and Principal Financial Officer

Date: September 7, 2007